Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Net Book Value of Investment Properties

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2019
Cost	467	716	1,183
Less: Accumulated depreciation	—	(453)	(453)
Net book value	467	263	730

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2018
Cost	430	695	1,125
Less: Accumulated depreciation	—	(405)	(405)
Net book value	430	290	720

Reconciliation of Net Book Value of Investment Properties

17.	INVESTMENT PROPERTIES (continued)

17(a)Net book value of investment properties (continued)

A reconciliation of the net book value of investment properties was as follow:

	2019	2018
	US$’000	US$’000
Net book value at January 1	720	763
Depreciation (included in administrative expenses)	(33)	(35)
Exchange difference	43	(8)
Net book value at December 31	730	720

Amount Recognized in Profit Arising from Investment Properties

17(b)The amount recognized in profit arising from the investment properties

	2019	2018	2017
	US$’000	US$’000	US$’000
Rental income derived from investment properties	78	84	68
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	—	—	(1)
Net profit arising from investment properties carried at cost	77	83	66

Investment Properties [Member]
Disclosure of detailed information about investment property [Line Items]
Fair Value of Assets

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2019	2018
	US$’000	US$’000
Land not being used for operation	11,566	10,656
Office buildings for rent	1,460	1,397